SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of additional information of cash flow

	Nine Months Ended September 30,
	2021	2020
Non-cash financial activities:
Common stock issued on conversion of notes payable and derivative liability	$4,202	$1,300
Debentures converted to common stock	2,568	933
Derivative liability extinguished upon conversion of notes payable	3,223	766
Derivative liability issued	1,354	167
Accounts payable paid through issuance of debentures	100	—
Accrued directors fees forgiven and credited to paid in capital	336	—

	Year Ended December 31,
	2020	2019
Non-cash financial activities:
Common stock issued on conversion of notes payable and derivative liability	$2,243	$473
Debentures converted to common stock	1,310	331
Derivative liability extinguished upon conversion of notes payable	1,268	265
Derivative liability issued	2,465	243
Accounts payable paid through issuance of debentures	100	—